CRYPTO ASSETS AND ASSOCIATED RISKS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
CRYPTO ASSETS AND ASSOCIATED RISKS

18. CRYPTO ASSETS AND ASSOCIATED RISKS

There have been no material changes to the risks associated with the Company’s crypto assets from those disclosed in the audited annual consolidated financial statements for the year ended December 31, 2025.

[a] Cybersecurity Risk

With the increased use of technologies to conduct business, the Company is susceptible to operational, crypto assets and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include but are not limited to third parties gaining unauthorized access to information technology systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (attempts to make network services unavailable to the normal intended users).

Cyber incidents affecting the Company and its counterparties have the ability to cause disruptions and impact business operations, potentially resulting in interference with the Company’s day-to-day operations. Similar adverse consequences could result from cyber incidents affecting issuers of crypto assets. While the Company has established risk management systems to prevent cyber incidents and business continuity plans in the event of such cyber incidents occurring, there are inherent limitations in such systems and plans including the possibility that certain risks may have not been identified in advance.

[b] Political, legal, and/or regulatory risk

The legal status of crypto assets may be uncertain. It is unclear whether they constitute property, assets, or rights of any kind. Crypto assets are not backed by governments, and accounts and balances are not subject to any statutory or government protections. Regulation of crypto assets and crypto asset exchanges are currently undeveloped and is likely to rapidly evolve. It is possible that some countries are already considering or may in the future put in place laws, regulations or other actions which may severely impact the Company’s operations. This is particularly the case as crypto assets have grown in popularity and market size. New or changing laws and regulations may have an impact on the Company’s future operations.

[c] Counterparty and custodian wallet risk

Having crypto assets on deposit or with any third party in a custodial relationship has attendant risks. These risks include potential for security breaches, risk of contractual breach, and risk of loss. The Company may have a high concentration of its crypto assets in one location or with one third party custody provider, which may be prone to losses arising out of hacking, loss of passwords, compromised access credentials, malware, compromised private keys, unauthorized access to private key, or cyber-attacks. The Company maintains custody of the unique private keys for all of its customer crypto assets. Such unique private keys control the movement and access of the crypto assets. The Company is responsible for taking such steps as it determines to be required to maintain access to these keys, and prevent exposure from hacking, malware, and general security threats. The theft, loss or destruction of a private key is irreversible and could result in substantial or total loss of crypto assets. The Company has controls in place to mitigate against the risk of unauthorized access to or loss of customer assets within the Company’s self-custodied wallets held on behalf of customers.

[d] Risk of loss of private key(s)

Crypto assets are controllable only by the possessor of unique private keys relating to the addresses in which the crypto assets are held. The theft, loss or destruction of a private key required to access a crypto asset is irreversible, and such private keys would not be capable of being restored by the Company. Any loss of private keys relating to crypto wallets used to store the Company’s crypto assets (including customer assets) could result in the loss of these crypto assets and customers and other stakeholders could incur substantial, or even total loss.

The Company is responsible for taking such steps as it determines, in its sole judgment, to be required to maintain access to these private keys, and prevent their exposure from hacking, malware and general security threats. To the extent that the security system is penetrated, any loss of crypto assets may adversely affect a stakeholder’s interest in the Company, including customers.

[e] Risks relating to crypto asset price volatility

A key risk in trading crypto assets is the rapid fluctuation of their market price. Crypto assets have demonstrated significant volatility.

The price of crypto assets may be affected by a wide variety of complex and difficult to predict factors such as crypto asset supply and demand; rewards and transaction fees for the recording of transactions on the blockchain; difficulties with converting crypto asset to fiat currencies; availability and access to crypto asset service providers (such as payment processors), exchanges, miners or other crypto asset users and market participants; perceived or actual crypto asset network or crypto asset vulnerability; inflation levels; fiscal policy; interest rates; and political, regulatory natural and economic events.

18. CRYPTO ASSETS AND ASSOCIATED RISKS

[a] Cybersecurity Risk

With the increased use of technologies to conduct business, the Group is susceptible to operational, crypto assets and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include but are not limited to third parties gaining unauthorized access to information technology systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (attempts to make network services unavailable to the normal intended users).

Cyber incidents affecting the Group and its counterparties have the ability to cause disruptions and impact business operations, potentially resulting in interference with the Group’s day-to-day operations. Similar adverse consequences could result from cyber incidents affecting issuers of crypto assets. While the Group has established risk management systems to prevent cyber incidents and business continuity plans in the event of such cyber incidents occurring, there are inherent limitations in such systems and plans including the possibility that certain risks may have not been identified in advance.

[b] Political, legal, and/or regulatory risk

The legal status of crypto assets may be uncertain. It is unclear whether they constitute property, assets, or rights of any kind. Crypto assets are not backed by governments, and accounts and balances are not subject to any statutory or government protections. Regulation of crypto assets and crypto asset exchanges are currently undeveloped and is likely to rapidly evolve. It is possible that some countries are already considering or may in the future put in place laws, regulations or other actions which may severely impact the Group’s operations. This is particularly the case as crypto assets have grown in popularity and market size. New or changing laws and regulations may have an impact on the Group’s future operations.

[c] Development of crypto assets and associated risks

The growth of the crypto asset industry in general, as well as crypto asset networks is subject to a high degree of uncertainty. The factors affecting such growth include (i) worldwide growth in the adoption and use of crypto asset technologies, (ii) government and quasi-government regulation of crypto assets and their use or restrictions on or regulation of access to and operation of crypto Asset networks or similar systems, (iii) the maintenance and development of the open-source software protocol(s) of the crypto asset networks, (iv) changes in consumer demographics and public tastes and preferences, (v) the availability and popularity of other forms or methods of buying and selling goods and services or trading assets including new means of using fiat currencies or existing networks, (vi) general economic conditions and the regulatory environment relating to crypto currencies, or (vii) a decline in the popularity or acceptance of the crypto asset networks. The slowing or stopping of the development or acceptance of the crypto asset networks could have an impact on the Group’s future operations.

[d] Counterparty and custodian wallet risk

Having crypto assets on deposit or with any third party in a custodial relationship has attendant risks. These risks include potential for security breaches, risk of contractual breach, and risk of loss. The Group may have a high concentration of its crypto assets in one location or with one third party custody provider, which may be prone to losses arising out of hacking, loss of passwords, compromised access credentials, malware, comprised private keys, unauthorized access to private key, or cyber-attacks. The Group maintains custody of the unique private keys for all of its customer crypto assets. Such unique private keys control the movement and access of the crypto assets. The Group is responsible for taking such steps as it determines to be required to maintain access to these keys, and prevent exposure from hacking, malware, and general security threats. The theft, loss or destruction of a private key is irreversible and could result in substantial or total loss of crypto assets. The Group has controls in place to mitigate against the risk of unauthorized access to or loss of customer assets within the Group’s self-custodied wallets held on behalf of customers.

[e] Risk of loss of private key(s)

Crypto assets are controllable only by the possessor of unique private keys relating to the addresses in which the crypto assets are held. The theft, loss or destruction of a private key required to access a crypto asset is irreversible, and such private keys would not be capable of being restored by the Group. Any loss of private keys relating to crypto wallets used to store the Group's crypto assets (including customer assets) could result in the loss of these crypto assets and customers and other stakeholders could incur substantial, or even total loss.

The Group is responsible for taking such steps as it determines, in its sole judgment, to be required to maintain access to these private keys, and prevent their exposure from hacking, malware and general security threats. To the extent that the security system is penetrated, any loss of crypto assets may adversely affect a stakeholder’s interest in the Group, including customers.

[f] Risks relating to irrevocable crypto asset transactions

The blockchain creates a permanent, public record of crypto asset transactions but it also creates an irrevocable one. Transactions that have been verified, and thus recorded within a block on the blockchain, generally cannot be undone. Even if the transaction turns out to have been in error, or due to theft of a user's crypto assets, the transaction is not reversible. Further, at this time, there is no governmental, regulatory, investigative, or prosecutorial authority or mechanism through which to bring an action or complaint regarding missing or stolen Crypto assets. Consequently, the Group may be unable to replace missing crypto assets or seek reimbursement for any erroneous transfer or theft of crypto assets.

[g] Dependence on key personnel

The performance of the Group will be substantially dependent on the expertise of the senior management, its principals, and employees. In particular, the loss for any reason of the key individuals who will be primarily responsible for managing the Group may have a materially adverse effect on the performance of the Group.

[h] Risks relating to crypto asset price volatility

A key risk in trading crypto assets is the rapid fluctuation of their market price. Crypto assets have demonstrated significant volatility.

The price of crypto assets may be affected by a wide variety of complex and difficult to predict factors such as crypto asset supply and demand; rewards and transaction fees for the recording of transactions on the blockchain; difficulties with converting crypto asset to fiat currencies; availability and access to crypto asset service providers (such as payment processors), exchanges, miners or other crypto asset users and market participants; perceived or actual crypto asset network or crypto asset vulnerability; inflation levels; fiscal policy; interest rates; and political, regulatory natural and economic events.

[i] Illiquidity

The crypto asset marketplace may be illiquid, insufficiently liquid or highly volatile from time to time, and may shift quickly.